Note 19 - Fair Value Measurements and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]

Note 19 – Fair Value Measurements and Fair Values of Financial Instruments

Fair value estimates are based on quoted market prices, if available, quoted market prices of similar assets or liabilities, or the present value of expected future cash flows and other valuation techniques. These valuations are significantly affected by discount rates, cash flow assumptions, and risk assumptions used. Therefore, fair values estimates may not be substantiated by comparison to independent markets and are not intended to reflect the proceeds that may be realizable in an immediate settlement of the instruments.

Fair value is determined at one point in time and is not representative of future value. These amounts do not reflect the total value of a going concern organization. Management does not have the intention to dispose of a significant portion of its assets and liabilities and therefore, the unrealized gains or losses should not be interpreted as a forecast of future earnings and cash flows.

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels of pricing are as follows:

Level I:         Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

Level II:         Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

Level III:         Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires the use of observable market data when available.

The methods of determining the fair value of assets and liabilities presented in this note are consistent with our methodologies disclosed in Note 18 of the Company’s 2022 Form 10-K, as the fair value of loans, excluding previously presented impaired loans measured at fair value on a non-recurring basis, is estimated using discounted cash flow analyses. The discount rates used to determine fair value use interest rate spreads that reflect factors such as liquidity, credit and non-performance risk. Loans are considered a Level 3 classification.

The following is a discussion of assets and liabilities measured at fair value on a recurring and non-recurring basis and valuation techniques applied:

Investment Securities Available For Sale: The fair value of securities available for sale are determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (Level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices.

We may be required from time to time to measure certain assets at fair value on a nonrecurring basis in accordance with U.S. GAAP. These adjustments to fair value usually result from application of lower-of-cost-or-market accounting or write-downs of individual assets.

Impaired Loans: Impaired loans are carried at the lower of cost or the fair value of the collateral for collateral-dependent loans less estimated costs to sell. Collateral is primarily in the form of real estate. The use of independent appraisals, discounted cash flow models and management’s best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and impaired loans are therefore classified within Level 3 of the fair value hierarchy.

Other Real Estate Owned: Other real estate owned is carried at the lower of the investment in the real estate or the fair value of the real estate less estimated selling costs. The use of independent appraisals and management’s best judgment are significant inputs in arriving at the fair value measure of the underlying collateral and therefore other real estate owned is classified within Level 3 of the fair value hierarchy.

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2022 (in thousands):

	December 31, 2022
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$2,871	$--	$2,871	$--
Federal National Mortgage Association mortgage- backed securities	99	--	99	--
Total investment securities available for sale	$2,970	$--	$2,970	$--
Total recurring fair value measurements	$2,970	$--	$2,970	$--

Nonrecurring fair value measurements
Impaired loans	$1,860	$--	$--	$1,860
Total nonrecurring fair value measurements	$1,860	$--	$--	$1,860

The table below sets forth the financial assets and liabilities that were accounted for on a recurring and nonrecurring basis by level within the fair value hierarchy as of December 31, 2021 (in thousands):

	December 31, 2021
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements:
Investment securities available for sale
Government National Mortgage Association mortgage-backed securities	$3,882	$--	$3,882	$--
Federal National Mortgage Association mortgage- backed securities	151	--	151	--
Total investment securities available for sale	$4,033	$--	$4,033	$--
Total recurring fair value measurements	$4,033	$--	$4,033	$--

Nonrecurring fair value measurements
Impaired loans	$140	$--	$--	$140
Total nonrecurring fair value measurements	$140	$--	$--	$140

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has used Level 3 inputs to determine fair value as of December 31, 2022 and 2021 (dollars in thousands):

	December 31, 2022
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$1,860	Appraisal of collateral (1)	Appraisal adjustments (2)	10%	(10%)

	December 31, 2021
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$140	Appraisal of collateral (1)	Appraisal adjustments (2)	8%	(8%)

_______________

(1)         Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.

(2)         Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.

The estimated fair values of the Company’s financial instruments that are not required to be measured or reported at fair value were as follows at December 31, 2022 and 2021 (in thousands):

			Fair Value Measurements at
			December 31, 2022
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$3,833	$3,907	$--	$--	$3,907
Loans held for sale	133,222	137,253	--	137,253	--
Loans receivable, net	621,864	600,186	--	--	600,186

Financial Liabilities
Deposits	549,248	551,157	351,297	--	199,860
FHLB long-term borrowings	66,022	65,846	--	--	65,846
FRB long-term borrowings	7,000	6,981	-	-	6,981
Subordinated debt	7,966	7,886	-	-	7,886

			Fair Value Measurements at
			December 31, 2021
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Investment in interest-earning time deposits	$7,924	$8,091	$--	$--	$8,091
Loans held for sale	107,823	112,843	--	112,843	--
Loans receivable, net	403,966	409,203	--	--	409,203

Financial Liabilities
Deposits	447,166	446,576	267,255	--	179,321
FHLB long-term borrowings	23,193	23,231	--	--	23,231
FRB long-term borrowings	3,895	3,895	-	-	3,895
Subordinated debt	7,933	8,312	-	-	8,312

For cash and cash equivalents, accrued interest receivable, investment in FHLB stock, bank-owned life insurance, FHLB short-term borrowings, accrued interest payable, and advances from borrowers for taxes and insurance, the carrying value is a reasonable estimate of the fair value and are considered Level 1 measurements.